Discontinued Operation (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2021 EUR (€)
Discontinued Operations [Abstract]
Total consideration	$ 19,900				€ 16,300
Impairment loss on fixed asset			$ 1,210
Discontinued operation fair value	0
Loss from discontinued operation	$ 178